Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

July 22, 2013

RE: Amana Mutual Funds Trust — File No. 2-96924
Post-Effective Amendment No. 37 (Act of 1933) and No. 40 (Act of 1940)

Ladies and Gentlemen:

On behalf of the referenced Trust, please find enclosed for filing pursuant to Rule 485 (a) Post Effective Amendment No. 37 under the Securities Act of 1933 and Amendment No. 40 under the Investment Company Act of 1940 to the Trust's Registration Statement on Form N-1A.

This Post-Effective Amendment includes material changes related to adding institutional shares for each of the three Amana Funds. The symbols indicated for the institutional shares are being requested from NASDAQ OMX.

Very truly yours,
Amana Mutual Funds Trust
/s/ Nicholas F. Kaiser
Nicholas F. Kaiser
President